RELATED PARTY TRANSACTIONS - Founder shares (Details) - USD ($)			1 Months Ended
	Apr. 19, 2021	Jul. 18, 2020	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Oct. 29, 2021	Mar. 31, 2021	Jan. 27, 2021
Class B Common Stock
RELATED PARTY TRANSACTIONS
Common shares, par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Maximum shares subject to forfeiture					1,050,000	1,050,000			1,050,000
Founder Shares
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture													0
Founder Shares | Class B Common Stock
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture						0					0		0
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Restrictions on transfer period of time after business combination completion	1 year	1 year
Founder Shares | Sponsor | Class B Common Stock
RELATED PARTY TRANSACTIONS
Amount paid to cover offering cost	$ 25,000	$ 25,000
Number of shares exchanged	7,187,500	7,187,500
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock dividend per share			$ 1.12	$ 1.12
Number of shares owned			8,050,000	8,050,000
Maximum shares subject to forfeiture			1,050,000	1,050,000